Lease (Tables)	6 Months Ended
Jun. 30, 2023
Lease [Abstract]
Schedule of Operating Leases	Supplemental balance sheet information related to operating leases was as follows:
June 30, 2023
Right-of-use assets, net	$366,649

Operating lease liabilities - current	189,190
Operating lease liabilities - non-current	170,553
Total operating lease liabilities	$359,743

Schedule of Weighted Average Lease Terms and Discount Rates for all of Operating Leases	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2023:
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.95 years
Weighted average discount rate	5.0%

Schedule of Maturities of Lease Liabilities	The following is a schedule of maturities of lease liabilities as of June 30, 2023:
Twelve months ending June 30,	Amount
2024	$202,397
2025	174,375
Total future minimum lease payments	376,772
Less: imputed interest	(17,029)
Present value of lease liabilities	$359,743